Stock-based compensation - Deferred share units (Details) - DSU $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) instrument shares	Dec. 31, 2021 USD ($) instrument
Stock-based compensation
Number of shares awarded | instrument	72,439	72,000
Number of shares available to be redeemed | shares	0
Decrease in the DSU liability	$ 97	$ 72
Value of the stock unit liability	1,999	864
Value of stock unit liability, current	$ 434	$ 0